Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income	¥ 5,542	¥ (6,209)	¥ (13,645)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in loss (profit) of subsidiaries	(5,542)	6,209	13,645
Net cash provided by operating activities
Net cash provided by investing activities
Net cash provided by financing activities
Net increase in cash and cash equivalents
Cash and cash equivalents at the beginning of year
Cash and cash equivalents at the end of year